Intangible Assets (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Disclosure Intangible Assets Details Abstract
Intellectual Property	$ 2,293,770	$ 2,293,770
Accumulated Amortization	(968,544)	(739,167)
Intellectual Property, Net	$ 1,325,226	$ 1,554,603